Investment Strategy - AMERICAN FUNDS CORPORATE BOND FUND	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. For purposes of this policy, corporate debt securities include, but are not limited to, bonds, notes, debentures, asset-backed securities (including those backed by mortgages), bank loans, loan participations and assignments, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents (including shares of money market or similair funds managed by the investment adviser or its affiliates). Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund will also normally invest all of its assets in debt instruments (including bonds, mortgage- and other asset-backed securities) with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. Additionally, the fund may invest in cash, and cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates). The fund may also invest in derivatives instruments (but excluding any derivatives instruments that are rated below Baa3 and BBB- by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser).

The fund may invest significantly in debt securities tied economically to countries outside the United States, including developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, corporate debt securities include, but are not limited to, bonds, notes, debentures, asset-backed securities (including those backed by mortgages), bank loans, loan participations and assignments, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents (including shares of money market or similair funds managed by the investment adviser or its affiliates).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, corporate debt securities include, but are not limited to, bonds, notes, debentures, asset-backed securities (including those backed by mortgages), bank loans, loan participations and assignments, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents (including shares of money market or similair funds managed by the investment adviser or its affiliates).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Normally, at least 80% of the fund’s assets will be invested in corporate debt securities.